Intangible Asset, Net	12 Months Ended
Sep. 30, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net

NOTE 9 – INTANGIBLE ASSET, NET

Intangible asset, net mainly consist of the following:

	September 30, 2020	September 30, 2019
Land use rights	$193,168	$184,103
Less: accumulated amortization	(52,175)	(45,731)
Land use right, net	$140,993	$138,372

Amortization expense was $4,070 and $4,147 for the years ended September 30, 2020 and 2019, respectively.

Estimated future amortization expense for intangible assets is as follows:

Years ending September 30,	Amortization expense

2021	$3,863
2022	3,863
2023	3,863
2024	3,863
2025	3,863
Thereafter	121,678
$140,993